Interest expense	6 Months Ended
Jun. 30, 2023
Interest Expense [Abstract]
Interest expense	Interest expenses
Interest expense consists of the following:

	Successor		Successor		Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Cash interest on debt facilities	(12)	(30)	(27)	(41)	—
Interest on SFL leases	—	—	—	—	(7)
Fees and other	(1)	—	(2)	1	—
Interest expense	(13)	(30)	(29)	(40)	(7)
Cash interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below.

	Successor		Successor		Predecessor
(In $ millions)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
First-lien senior secured	(5)	(3)	(10)	(5)	—
Second lien senior secured	(6)	(26)	(15)	(35)	—
Unsecured convertible bond	(1)	(1)	(2)	(1)	—
Cash interest on debt facilities	(12)	(30)	(27)	(41)	—
Interest on SFL Leases
Interest on SFL leases reflects the cost incurred on capital lease agreements between Seadrill and SFL for the West Taurus, West Linus and West Hercules. During the reorganization, the West Taurus lease was rejected and the West Linus and West Hercules were modified to be operating leases, resulting in no further expense being recorded through this line item for the Successor.